Concentration and Risks	12 Months Ended
Dec. 31, 2024
Concentration and Risks [Abstract]
Concentration and risks
13.	Concentration and risks

The Company is not exposed to significant financial risks other than the concentration risk, which is analysed as follows:

Customers

Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:

	Revenue for years ended December 31,		Balance as of December 31,
	2024	2023	2024	2023
Customer A	—%	8.15%	—%	24.07%
Customer B	16.25	13.09	33.95	—
Customer C	—	10.09	—	—
Customer D	—	9.41	—	16.85
Customer E	—	9.14	—	18.24
Customer F	—	8.55	—	17.94
Customer G	—	8.23	—	16.90
Customer H	18.09	—	9.13	—
Customer I	6.11	—	10.02	—
Customer J	10.96	—	18.31	—
Customer K	8.08	—	13.86	—
	59.49%	66.66%	85.27%	94.00%